Northern Lights Fund Trust

Sierra Strategic Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Sierra Strategic Income Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 4, 2012 (SEC Accession No. 0000910472-12-000016).